Average Annual Total Returns	0 Months Ended
Jan. 01, 2013
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.28%
5 Years	2.08%
10 Years	2.30%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A
Average Annual Return:
1 Year	(0.29%)
5 Years	2.44%
10 Years	2.64%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.91%)
5 Years	1.29%
10 Years	1.40%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.19%)
5 Years	1.40%
10 Years	1.51%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class B
Average Annual Return:
1 Year	(0.47%)
5 Years	2.24%
10 Years	2.55%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class C
Average Annual Return:
1 Year	0.03%
5 Years	2.09%
10 Years	2.10%
Inception Date of Share Class	Jun. 30, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Barclays Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.08%
5 Years	5.86%
10 Years	4.89%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Barclays U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	6.42%
10 Years	5.59%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class A
Average Annual Return:
1 Year	2.11%
5 Years	5.14%
10 Years	4.73%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.92%
5 Years	3.61%
10 Years	3.04%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.38%
5 Years	3.48%
10 Years	3.02%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class B
Average Annual Return:
1 Year	1.12%
5 Years	5.00%
10 Years	4.73%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class C
Average Annual Return:
1 Year	5.12%
5 Years	5.31%
10 Years	4.36%
Inception Date of Share Class	Dec. 26, 2002
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Years	7.54%
10 Years	8.85%
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class A
Average Annual Return:
1 Year	0.25%
5 Years	5.04%
10 Years	6.32%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.05%)
5 Years	2.40%
10 Years	3.54%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.14%
5 Years	2.69%
10 Years	3.67%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class B
Average Annual Return:
1 Year	(0.82%)
5 Years	4.85%
10 Years	6.30%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class C
Average Annual Return:
1 Year	3.05%
5 Years	5.18%
10 Years	6.04%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | BofAML US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.37%
5 Years	7.54%
10 Years	8.74%
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class A
Average Annual Return:
1 Year	(0.69%)
5 Years	5.42%
10 Years	7.05%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.96%)
5 Years	2.48%
10 Years	4.11%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.47%)
5 Years	2.81%
10 Years	4.23%
Inception Date of Share Class	Jan. 20, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class B
Average Annual Return:
1 Year	(1.56%)
5 Years	5.33%
10 Years	6.99%
Inception Date of Share Class	Sep. 11, 1935
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class C
Average Annual Return:
1 Year	2.31%
5 Years	5.63%
10 Years	6.75%
Inception Date of Share Class	Jan. 21, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.40%
5 Years	6.39%
10 Years	6.01%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class A
Average Annual Return:
1 Year	2.92%
5 Years	6.21%
10 Years	5.99%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.77%
5 Years	4.62%
10 Years	4.11%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.92%
5 Years	4.37%
10 Years	3.99%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class B
Average Annual Return:
1 Year	2.04%
5 Years	6.07%
10 Years	5.92%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class C
Average Annual Return:
1 Year	5.91%
5 Years	6.37%
10 Years	5.67%
Inception Date of Share Class	Jul. 13, 1998
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Average Annual Return:
1 Year	(0.92%)
5 Years	3.80%
10 Years	3.31%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.62%)
5 Years	2.58%
10 Years	2.07%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.60%)
5 Years	2.53%
10 Years	2.08%
Inception Date of Share Class	Mar. 11, 1996
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Average Annual Return:
1 Year	(1.61%)
5 Years	3.81%
10 Years	3.30%
Inception Date of Share Class	May 31, 2002
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Average Annual Return:
1 Year	0.38%
5 Years	3.65%
10 Years	2.84%
Inception Date of Share Class	May 31, 2002
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class A
Average Annual Return:
1 Year	(1.23%)
5 Years	3.25%
10 Years	2.85%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.89%)
5 Years	2.04%
10 Years	1.51%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.80%)
5 Years	2.06%
10 Years	1.62%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class C
Average Annual Return:
1 Year	(0.05%)
5 Years	3.08%
10 Years	2.46%
Inception Date of Share Class	Mar. 31, 2008
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.28%
5 Years	6.92%
10 Years	7.24%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | BofAML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.22%
5 Years	6.80%
10 Years	6.42%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class A
Average Annual Return:
1 Year	0.25%
5 Years	3.79%
10 Years	4.09%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.45%)
5 Years	1.89%
10 Years	2.17%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.22%
5 Years	2.10%
10 Years	2.33%
Inception Date of Share Class	Feb. 29, 2000
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class C
Average Annual Return:
1 Year	1.57%
5 Years	3.64%
10 Years	3.71%
Inception Date of Share Class	Mar. 31, 2008
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.37%
5 Years	2.32%
10 Years
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short Treasury Index 9-12 Month (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.51%
5 Years	2.47%
10 Years	2.46%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class A
Average Annual Return:
1 Year	(1.50%)
5 Years	1.32%
10 Years	1.90%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.96%)
5 Years	0.22%
10 Years	0.66%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.98%)
5 Years	0.48%
10 Years	0.88%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class C
Average Annual Return:
1 Year	(1.24%)
5 Years	0.96%
10 Years	1.45%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.28%
5 Years	2.08%
10 Years	2.30%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class
Average Annual Return:
1 Year	1.93%
5 Years	3.00%
10 Years	3.01%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.25%
5 Years	1.76%
10 Years	1.68%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.25%
5 Years	1.83%
10 Years	1.78%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Barclays Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.08%
5 Years	5.86%
10 Years	4.89%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Barclays U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	6.42%
10 Years	5.59%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Administrator Class
Average Annual Return:
1 Year	7.15%
5 Years	6.33%
10 Years	5.50%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.82%
5 Years	4.71%
10 Years	3.66%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.65%
5 Years	4.46%
10 Years	3.60%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Years	7.54%
10 Years	8.85%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Administrator Class
Average Annual Return:
1 Year	5.09%
5 Years	6.12%
10 Years	7.07%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.65%
5 Years	3.34%
10 Years	4.11%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.29%
5 Years	3.54%
10 Years	4.22%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | BofAML US High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.37%
5 Years	7.54%
10 Years	8.74%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class
Average Annual Return:
1 Year	4.30%
5 Years	6.67%
10 Years	7.81%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.85%
5 Years	3.61%
10 Years	4.76%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.78%
5 Years	3.82%
10 Years	4.83%
Inception Date of Share Class	Apr. 14, 1998
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.40%
5 Years	6.39%
10 Years	6.01%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Administrator Class
Average Annual Return:
1 Year	7.90%
5 Years	7.23%
10 Years	6.43%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.62%
5 Years	5.56%
10 Years	4.51%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.16%
5 Years	5.21%
10 Years	4.35%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Administrator Class
Average Annual Return:
1 Year	2.38%
5 Years	4.68%
10 Years	3.91%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.57%
5 Years	3.37%
10 Years	2.56%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.54%
5 Years	3.24%
10 Years	2.54%
Inception Date of Share Class	Dec. 18, 1992
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.28%
5 Years	6.92%
10 Years	7.24%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | BofAML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	4.22%
5 Years	6.80%
10 Years	6.42%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Administrator Class
Average Annual Return:
1 Year	3.64%
5 Years	4.46%
10 Years	4.43%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.82%
5 Years	2.53%
10 Years	2.49%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.43%
5 Years	2.67%
10 Years	2.62%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.37%
5 Years	2.32%
10 Years
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short Treasury Index 9-12 Month (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.51%
5 Years	2.47%
10 Years	2.46%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Administrator Class
Average Annual Return:
1 Year	0.54%
5 Years	1.86%
10 Years	2.33%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.02%
5 Years	0.70%
10 Years	0.96%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.35%
5 Years	0.90%
10 Years	1.17%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Barclays 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.28%
5 Years	2.08%
10 Years	2.30%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class
Average Annual Return:
1 Year	2.05%
5 Years	3.11%
10 Years	3.12%
Inception Date of Share Class	Oct. 01, 1991
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.33%
5 Years	1.87%
10 Years	1.79%
Inception Date of Share Class	Oct. 01, 1991
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.33%
5 Years	1.92%
10 Years	1.87%
Inception Date of Share Class	Oct. 01, 1991
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Barclays Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.08%
5 Years	5.86%
10 Years	4.89%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Barclays U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	6.42%
10 Years	5.59%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Institutional Class
Average Annual Return:
1 Year	7.33%
5 Years	6.52%
10 Years	5.71%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.94%
5 Years	4.83%
10 Years	3.82%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.76%
5 Years	4.58%
10 Years	3.76%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Years	7.54%
10 Years	8.85%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Institutional Class
Average Annual Return:
1 Year	5.40%
5 Years	6.44%
10 Years	7.39%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.85%
5 Years	3.63%
10 Years	4.41%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.49%
5 Years	3.79%
10 Years	4.49%
Inception Date of Share Class	Jul. 31, 2001
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.40%
5 Years	6.39%
10 Years	6.01%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Institutional Class
Average Annual Return:
1 Year	8.14%
5 Years	7.42%
10 Years	6.59%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.80%
5 Years	5.73%
10 Years	4.66%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.32%
5 Years	5.36%
10 Years	4.49%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Institutional Class
Average Annual Return:
1 Year	2.46%
5 Years	4.85%
10 Years	4.02%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.60%
5 Years	3.47%
10 Years	2.63%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.60%
5 Years	3.34%
10 Years	2.61%
Inception Date of Share Class	Apr. 08, 2005
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Institutional Class
Average Annual Return:
1 Year	2.03%
5 Years	4.20%
10 Years	3.60%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.23%
5 Years	2.86%
10 Years	2.09%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.32%
5 Years	2.80%
10 Years	2.16%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.28%
5 Years	6.92%
10 Years	7.24%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | BofAML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)

Average Annual Return:
1 Year	4.22%
5 Years	6.80%
10 Years	6.42%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Institutional Class
Average Annual Return:
1 Year	3.64%
5 Years	4.46%
10 Years	4.43%
Inception Date of Share Class	Nov. 30, 2012
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.82%
5 Years	2.53%
10 Years	2.49%
Inception Date of Share Class	Nov. 30, 2012
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.43%
5 Years	2.67%
10 Years	2.62%
Inception Date of Share Class	Nov. 30, 2012
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.37%
5 Years	2.32%
10 Years
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short Treasury Index 9-12 Month (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.51%
5 Years	2.47%
10 Years	2.46%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Institutional Class
Average Annual Return:
1 Year	0.74%
5 Years	2.08%
10 Years	2.61%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.15%
5 Years	0.84%
10 Years	1.18%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.48%
5 Years	1.04%
10 Years	1.37%
Inception Date of Share Class	Aug. 31, 1999
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Barclays Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.08%
5 Years	5.86%
10 Years	4.89%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Barclays U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.69%
5 Years	6.42%
10 Years	5.59%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Investor Class
Average Annual Return:
1 Year	6.88%
5 Years	6.07%
10 Years	5.24%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.65%
5 Years	4.54%
10 Years	3.53%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.48%
5 Years	4.29%
10 Years	3.46%
Inception Date of Share Class	Oct. 29, 1986
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.98%
5 Years	7.54%
10 Years	8.85%
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Investor Class
Average Annual Return:
1 Year	4.80%
5 Years	5.96%
10 Years	6.86%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.41%
5 Years	3.31%
10 Years	4.05%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.10%
5 Years	3.48%
10 Years	4.14%
Inception Date of Share Class	Dec. 28, 1995
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.40%
5 Years	6.39%
10 Years	6.01%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Investor Class
Average Annual Return:
1 Year	7.77%
5 Years	7.17%
10 Years	6.47%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.56%
5 Years	5.57%
10 Years	4.58%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.08%
5 Years	5.20%
10 Years	4.41%
Inception Date of Share Class	Jul. 18, 2008
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Investor Class
Average Annual Return:
1 Year	1.68%
5 Years	3.81%
10 Years	3.19%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.01%
5 Years	2.61%
10 Years	1.83%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.09%
5 Years	2.55%
10 Years	1.90%
Inception Date of Share Class	Aug. 31, 1987
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Short-Term High Yield Bond Index III (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.28%
5 Years	6.92%
10 Years	7.24%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | BofAML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.22%
5 Years	6.80%
10 Years	6.42%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Investor Class
Average Annual Return:
1 Year	3.44%
5 Years	4.40%
10 Years	4.45%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.70%
5 Years	2.49%
10 Years	2.50%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.30%
5 Years	2.63%
10 Years	2.63%
Inception Date of Share Class	Jun. 30, 1997
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.37%
5 Years	2.32%
10 Years
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays Short Treasury Index 9-12 Month (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.51%
5 Years	2.47%
10 Years	2.46%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Investor Class
Average Annual Return:
1 Year	0.48%
5 Years	1.68%
10 Years	2.17%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.02%
5 Years	0.60%
10 Years	0.90%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.31%
5 Years	0.80%
10 Years	1.09%
Inception Date of Share Class	Nov. 25, 1988
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Barclays 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.56%
5 Years	3.80%
10 Years	3.38%
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Average Annual Return:
1 Year	2.46%
5 Years	4.85%
10 Years	4.02%
Inception Date of Share Class	Nov. 30, 2012